PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Schedule of information about property, plant and equipment

		Plant and	Motor	Office
	Buildings	machinery	vehicles	equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2019	349,630	746,042	4,225	1,886	1,101,783
Additions	—	—	—	—	—
Disposals	—	—	—	—	—
At December 31, 2019	349,630	746,042	4,225	1,886	1,101,783
Additions	—	—	—	46	—
Disposals	—	—	—	—	—
At December 31, 2020	349,630	746,042	4,225	1,932	1,101,783

Accumulated depreciation
At January 1, 2019	49,297	349,382	3,748	1,536	403,963
Depreciation charge	—	—	—	11	11
At December 31, 2019	49,297	349,382	3,748	1,547	403,974
Depreciation charge	—	—	—	12	12
At December 31, 2020	49,297	349,382	3,748	1,559	403,986

Impairment
At January1, 2019	300,333	396,660	477	304	697,774
Impairment losses recognized in profit or loss	—	—	—	—	—
At December 31, 2019	300,333	396,660	477	304	697,774
Impairment losses recognized in profit or loss	—	—	—	—	—
At December 31, 2020	300,333	396,660	477	304	697,774

Carrying amount
At December 31, 2019	—	—	—	35	35
At December 31, 2020	—	—	—	68	68